VESSELS AND CAPITALIZED DRY-DOCKING - NARRATIVES (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense	$ 34.1	$ 29.5	$ 96.1	$ 91.5	$ 121.9
Number of vessels sold during the period			1
Vessels and capitalized dry docking
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized dry-docking costs	$ 71.3	$ 63.6	$ 71.3	63.6	66.1
Impairment losses on tangible fixed assets			0.8
Other plant and operating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense			1.9	0.6	1.2
Land and buildings.
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense related to administrative expense			$ 1.5	$ 1.8	$ 2.3